FAIR VALUE MEASUREMENTS (Changes in Level 3 fair value of financial liabilities) (Details) - Financial Liabilities ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Addition	¥ 830,540
Issuance of convertible senior notes	793
Balance at December 31,	¥ 831,333